Investment	12 Months Ended
Dec. 31, 2023
Investment Abstract
Investment

14.	Investment

The ownership interest in the associated company is recognized using the equity accounting method.

I-Systems

In November 2021, as a result of the spin-off of net assets from the broadband business and creation of I-Systems, TIM S.A. sold 51% of its equity interest to IHS. As a result of this transaction, a loss of control took place and TIM S.A. no longer consolidates this entity. As of the day of the transaction, the Company recorded the investment in the associated company in the amount of R$ 1,612,957, at fair value, for the remaining minority interest (non-controlling) of 49%.

TIM S.A. has 49% (49% on December 31, 2022) in the share capital of I-Systems. The following table represents summarized financial information about I-Systems´s associate:

	2023	2022
Assets	2,053,953	1,820,223
Current and non-current assets	352,134	291,799
Tangible and intangible assets	1,701,819	1,528,424

Liabilities and shareholders’ equity	2,053,953	1,820,223
Current and non-current liabilities	668,712	398,189
Shareholders' equity	1,385,241	1,422,034

Company’s interest	49%	49%

Adjustment to fair value	733,757	733,757
Investment cost	717,055	806,359
Balance of investment (Note 14.b)	1,450,812	1,540,116

	2023	2022
Net loss for the year	(182,254)	(125,687)
Company’s interest	49%	49%
Company’s share of loss in the associate	(89,304)	(61,587)

a)	Interest in associated company

	Associated companies
	2023 I-Systems	2022 I-Systems

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders' equity	1,385,241	1,422,034

Loss for the year	(182,255)	(125,687)

Company’s share of the loss on investment	(89,304)	(61,587)

Investment value	1,450,812	1,540,116

b)	Changes in investment in the associated company:

I-Systems

Balance of investment on December 31, 2022	1,540,116
Share of the loss on investments	(89,304)
Balance of investment on December 31, 2023	1,450,812